Document and Entity Information	Apr. 15, 2021
Prospectus:
Document Type	497
Document Period End Date	Apr. 15, 2021
Entity Registrant Name	Virtus Investment Trust
Entity Central Index Key	0000867297
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 15, 2021
Document Effective Date	Apr. 15, 2021
Prospectus Date	Feb. 01, 2021
Virtus AllianzGI Focused Growth Fund | R
Prospectus:
Trading Symbol	PPGRX
Virtus AllianzGI Income & Growth Fund | R
Prospectus:
Trading Symbol	AIGRX
Virtus AllianzGI Mid-Cap Growth Fund | R
Prospectus:
Trading Symbol	PRMRX
Virtus NFJ Dividend Value Fund | R
Prospectus:
Trading Symbol	PNERX
Virtus NFJ International Value Fund | R
Prospectus:
Trading Symbol	ANJRX
Virtus NFJ Large-Cap Value Fund | R
Prospectus:
Trading Symbol	ANLRX
Virtus NFJ Mid-Cap Value Fund | R
Prospectus:
Trading Symbol	PRNRX
Virtus NFJ Small-Cap Value Fund | R
Prospectus:
Trading Symbol	PNVRX